Income Taxes (Tables)	12 Months Ended
Dec. 31, 2019
Income Taxes [Abstract]
Schedule of income (loss) before income taxes
	For the Years Ended
	December 31,
	2019	2018

United States	$(15,339,841)	$(28,118,382)
Foreign	(1,398,888)	(2,901,343)
Loss before income taxes	$(16,738,729)	$(31,019,725)

Schedule of income tax provision (benefit)
	For the Years Ended
	December 31,
	2019	2018
Federal:
Current	$–	$–
Deferred	(3,036,568)	(4,840,852)
State and local:
Current	–	–
Deferred	(289,197)	346,679
Foreign:
Current	–	–
Deferred	(38,037)	(187,853)
	(3,287,728)	(4,682,026)
Change in valuation allowance	3,287,728	4,682,026
Income tax provision (benefit)	$–	–

Schedule of Reconciliation of income tax
	For the Years Ended
	December 31,
	2019	2018
U.S. federal statutory rate	(21.0)%	(21.0)%
State taxes, net of federal benefit	(2.0)%	(2.0)%
Permanent differences	0.6%	3.8%
Statutory rate differential - domestic. vs. foreign	1.6%	1.8%
Changes in tax rates	0.0%	2.9%
Other	(1.2)%	(0.6)%
Adjustment in deferred taxes	41.6%	0.0%
Change in valuation allowance	(19.6)%	15.1%
Income tax provision (benefit)	0.0%	0.0%

Schedule of deferred tax assets
	For the Years Ended
	December 31,
	2019	2018
Deferred Tax Assets:
Net operating loss carryforwards	$9,343,617	$13,521,964
Production costs	1,929,672	2,056,726
Investment	2,190,138	2,183,396
Stock-based compensation	104,236	40,516
Capitalized start-up costs	353,651	411,842
Accruals and other	898,494	398,310
Gross deferred tax assets	14,819,808	18,612,754
Deferred Tax Liabilities
Property and equipment	(922,857)	(1,428,075)
Net deferred tax assets	13,896,951	17,184,679
Valuation allowance	(13,896,951)	(17,184,679)
Deferred tax assets, net of valuation allowance	$–	$–